Selected American Shares | Selected American Shares - Class S

Highest/Lowest quarterly results during this time period were:

Highest 21.04% (quarter ended June 30, 2009)

Lowest -24.36% (quarter ended December 31, 2008)

Total return for the three months ended March 31, 2017 (non-annualized) was 4.17%.

Selected American Shares
Fund Summary: Selected American Shares
Investment Objective
The Fund seeks both capital growth and income. In the current market environment, income is expected to be low.
Fees and Expenses of Selected American Shares
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Selected American Shares	Selected American Shares - Class S	Selected American Shares - Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Selected American Shares	Selected American Shares - Class S	Selected American Shares - Class D
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	none
Other Expenses (as a percentage of net assets)	0.17%	0.10%
Total annual fund operating expenses	0.97%	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Selected American Shares - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Selected American Shares - Class S	99	309	536	1,190
Selected American Shares - Class D	66	208	362	810

Portfolio Turnover
Selected American Shares pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of Selected American Shares' net assets, plus any borrowing for investment purposes, in securities issued by American companies. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or other purposes.

Principal Risks of Investing in Selected American Shares

You may lose money by investing in Selected American Shares. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. These securities may be more volatile and less liquid, which may also make them more difficult to value, than securities issued in countries with developed economies.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) systemic risk; (ii) regulatory actions; (iii) changes in interest rates: unstable and/or rising interest rates; (iv) non-diversified loan portfolios; (v) credit; and (vi) competition.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Mid-and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results ;

The bar chart below provides some indication of the risks of investing in Selected American Shares by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.

After-tax returns are shown only for Class S shares; after-tax returns for Class D shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar Year Total Returns for Class S Shares

Selected American Shares Average Annual Total Returns
for the periods ended December 31, 2016
Average Annual Total Returns - Selected American Shares	1 YEAR	5 YEARS	10 YEARS
Selected American Shares - Class S	12.50%	13.08%	5.21%
Selected American Shares - Class S | After taxes on distributions	8.68%	9.54%	3.48%
Selected American Shares - Class S | After taxes on distributions and sale of fund shares	9.84%	10.14%	4.00%
Selected American Shares - Class D	12.83%	13.45%	5.56%
S&P Index	11.96%	14.66%	6.95%